14 INCOME TAX AND SOCIAL CONTRIBUTION (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		R$ (512,337)	R$ (1,110,440)
Movement in profit or loss		215,306	176,700
Deferred tax asset/liability, ending		1,883,765	(512,337)
Total deferred assets				R$ 2,473,304	R$ 89,394	R$ 63,119
Total deferred liabilities				(589,539)	(601,731)	(1,173,559)
Total deferred		(512,337)	(1,110,440)	1,883,765	(512,337)	(1,110,440)
Deferred Income Tax Losses [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		959,240	1,137,234
Movement in profit or loss		651,561	(177,378)
Other movement			(616)
Deferred tax asset/liability, ending		1,610,801	959,240
Total deferred		1,610,801	959,240	1,610,801	959,240	1,137,234
Deferred social contribution tax losses [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		367,358	406,884
Movement in profit or loss		242,688	(39,303)
Other movement			(223)
Deferred tax asset/liability, ending		610,046	367,358
Total deferred		610,046	367,358	610,046	367,358	406,884
Temporary Differences [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		(1,838,935)	(2,654,558)
Movement in shareholders' equity		(2,357)	21,208
Movement in profit or loss		1,504,151	793,576
Other movement		59	839
Deferred tax asset/liability, ending		(337,082)	(1,838,935)
Total deferred		(337,082)	(1,838,935)	(337,082)	(1,838,935)	(2,654,558)
Provision For Tax Social Security, Labor, Civil And Environmental Risks [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		334,380	356,750
Movement in profit or loss		(70,367)	(25,554)
Other movement			3,184
Deferred tax asset/liability, ending		264,013	334,380
Total deferred		264,013	334,380	264,013	334,380	356,750
Assets impairment losses [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		181,516	181,463
Movement in profit or loss		915	53
Deferred tax asset/liability, ending		182,431	181,516
Total deferred		182,431	181,516	182,431	181,516	181,463
(Gains )/ losses in financial instruments [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		359,776	416,747
Movement in shareholders' equity			530,292
Movement in profit or loss			(587,263)
Deferred tax asset/liability, ending		414,495	359,776
Total deferred		414,495	359,776	414,495	359,776	416,747
(Gains )/ losses On financial instruments [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Movement in profit or loss		54,719
Actuarial liability (pension and healthcare plan) [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		276,032	273,058
Movement in shareholders' equity		38,569	(48)
Movement in profit or loss			3,022
Deferred tax asset/liability, ending		314,601	276,032
Total deferred		314,601	276,032	314,601	276,032	273,058
Accrued supplies and services [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		95,644	67,716
Movement in profit or loss		36,767	27,928
Deferred tax asset/liability, ending		132,411	95,644
Total deferred		132,411	95,644	132,411	95,644	67,716
Goodwil on merger [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning			608
Movement in profit or loss			(608)
Deferred tax asset/liability, ending
Total deferred						608
Unrealized exchange differences [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning	[1]	1,010,532	1,511,152
Movement in profit or loss	[1]	170,969	(500,620)
Deferred tax asset/liability, ending	[1]	1,181,501	1,010,532
Total deferred	[1]	1,181,501	1,010,532	1,181,501	1,010,532	1,511,152
(Gain) in control loss on Transnordestina [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		(92,180)	(92,180)
Deferred tax asset/liability, ending		(92,180)	(92,180)
Total deferred		(92,180)	(92,180)	(92,180)	(92,180)	(92,180)
Cash flow hedge accounting [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		490,042	134,479
Movement in shareholders' equity		(63,080)	355,563
Deferred tax asset/liability, ending		426,961	490,042
Total deferred		426,961	490,042	426,961	490,042	134,479
Aquisition Fair Value SWT/CBL [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		(172,114)	(193,311)
Movement in shareholders' equity		(52,071)	(16,683)
Movement in profit or loss		39,672	37,880
Deferred tax asset/liability, ending		(184,513)	(172,114)
Total deferred		(184,513)	(172,114)	(184,513)	(172,114)	(193,311)
Deferred taxes non computed [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		(252,940)	(212,236)
Movement in profit or loss		(39,021)	(38,359)
Other movement			(2,345)
Deferred tax asset/liability, ending		(291,961)	(252,940)
Total deferred		(291,961)	(252,940)	(291,961)	(252,940)	(212,236)
Estimated (Losses)/reversals to deferred taxes credits [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		(3,086,573)	(4,130,928)
Movement in shareholders' equity		25,159	(885,069)
Movement in profit or loss		1,435,415	1,929,424
Deferred tax asset/liability, ending		(1,625,998)	(3,086,573)
Total deferred		(1,625,998)	(3,086,573)	(1,625,998)	(3,086,573)	(4,130,928)
Business Combination [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		(1,030,812)	(1,040,536)
Movement in profit or loss		7,471	9,724
Deferred tax asset/liability, ending		(1,023,341)	(1,030,812)
Total deferred		(1,023,341)	(1,030,812)	(1,023,341)	(1,030,812)	(1,040,536)
Consolidation CBSI [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning
Movement in profit or loss		(12)
Other movement		62
Deferred tax asset/liability, ending		50
Total deferred		50		50
Others [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax asset/liability, beginning		47,762	72,660
Movement in shareholders' equity		49,066	37,153
Movement in profit or loss		(132,377)	(62,051)
Other movement		(3)
Deferred tax asset/liability, ending		(35,552)	47,762
Total deferred		R$ (35,552)	R$ 47,762	R$ (35,552)	R$ 47,762	R$ 72,660

[1]	The Company taxes exchange differences on a cash basis to calculate income tax and social contribution on net income.